Incentive Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock rights and stock units	5,950,130	5,857,733	7,275,934	8,117,489
Compensation cost related to unvested restricted performace shares, executive continuity awards and restricted stock attributable to future performance, net of estimated forfeitures	$ 94
Compensation cost related to unvested restricted performace shares, executive continuity awards and restricted stock attributable to future performance, net of estimated forfeitures, weighted-average period (in years)	1 year 7 months 12 days
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	14,300,000	16,200,000	16,300,000
Restricted performance share plan | Other Participants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weight of return on investment (ROI) on awards	75.00%
Weight of total shareholder return (TSR) on awards	25.00%
Restricted performance share plan | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weight of return on investment (ROI) on awards	50.00%
Weight of total shareholder return (TSR) on awards	50.00%